UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-02853

Name of Fund: Legg Mason Cash Reserve Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: August 31, 2004

Date of reporting period: August 31, 2004

Item 1 — Report to Shareholders

Annual Report to Shareholders

To Our Shareholders,

   The Legg Mason Cash Reserve Trust now has $2.1 billion invested in a diversified portfolio of high quality fixed income securities with relatively short maturities.

   As this letter is written, the Trust’s annualized yield for the past 7 days is 1.03%A. The average weighted maturity of our portfolio is 55 days.

   A complete listing of the Trust’s portfolio holdings at August 31, 2004, appears in this report. Categorized by type, the holdings consist of:

Asset-backed securities	1.5%
Bonds and medium-term notes	5.6%
Certificates of deposit	0.7%
Commercial paper	2.9%
Government agency obligations	69.9%
Repurchase agreements	19.4%

100.0%

   Note that 69.9% of the portfolio was invested in government agency securities and an additional 19.4% in repurchase agreements fully secured by such securities. Although most of these government agency securities are not backed by the full faith and credit of the U.S. government, all carry the highest quality ratings of the Standard & Poor’s and Moody’s rating services.

Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President

September 29, 2004

A	The yields shown here are for past periods and are not intended to indicate future performance. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Annual Report to Shareholders

Expense Example

Legg Mason Cash Reserve Trust

   As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on March 1, 2004, and held through August 31, 2004.

Actual Expenses

   The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Expenses PaidA
	Value	Value	During the Period
	3/1/04	8/31/04	3/1/04 to 8/31/04

Actual	$1,000.00	$1,002.60	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.40

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The Trust’s annualized six-month expense ratio for that period is 0.67%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 366.

Annual Report to Shareholders

Statement of Net Assets

Legg Mason Cash Reserve Trust

August 31, 2004
(Amounts in Thousands)

	Rate	Maturity Date	Par	Value

Corporate and Other Bonds — 3.5%
Abbey National First Capital	8.20%	10/15/04	$5,500	$5,544	A
Abbey National Treasury Services plc	1.075%	11/19/04	10,592	10,592	A
Caterpillar Financial Services Corporation	1.50%	9/27/04	20,000	19,978
Fleet Boston Corporation	8.00%	9/15/04	7,960	7,980
FleetBoston Financial Corporation	7.25%	9/15/05	10,000	10,506
Wells Fargo & Company	1.619%	10/1/04	3,150	3,150	B
Wells Fargo & Company	7.25%	8/24/05	15,000	15,723

Total Corporate and Other Bonds (Identified Cost — $73,473)				73,473

Asset-Backed SecuritiesC — 1.6%
Capital One Prime Auto Receivables Trust 2004-2	1.687%	7/15/05	20,000	20,000
Caterpillar Financial Asset Trust 2004-A	1.37%	5/25/05	12,833	12,830

Total Asset-Backed Securities (Identified Cost — $32,830)				32,830

U.S. Government and Agency Obligations — 71.0%
Fannie Mae	1.33% to 1.80%	9/8/04 to 5/27/05	684,361	684,008
Fannie Mae	1.35% to 1.489%	2/18/05 to 3/23/05	72,150	72,150	B
Federal Home Loan Bank	1.00% to 1.52%	9/1/04 to 4/25/05	341,425	341,295
Federal Home Loan Bank	1.48% to 1.54%	3/21/05 to 4/19/05	73,000	72,997	B
Freddie Mac	1.00% to 2.30%	9/26/05	262,000	261,867
Tennessee Valley Authority	1.418%	9/2/04	50,000	49,998

Total U.S. Government and Agency Obligations (Identified Cost — $1,482,315)				1,482,315

Certificates of Deposit — 0.7%
Rabobank Nederland New York	1.07%	9/30/04	15,000	14,996	A,B

Total Certificates of Deposit (Identified Cost — $14,996)				14,996

Annual Report to Shareholders

Statement of Net Assets — Continued

Legg Mason Cash Reserve Trust — Continued

	Rate	Maturity Date	Par	Value

Commercial Paper — 2.9%
Australia and New Zealand Banking Group Limited	1.56%	9/29/04	$18,000	$17,978	A,D
Bank One NA	1.469%	3/14/05	10,000	10,004	B
Shell Finance	1.61%	10/27/04	17,000	16,957	D
The Goldman Sachs Group, Inc.	1.64%	7/29/05	15,500	15,500

Total Commercial Paper (Identified Cost — $60,439)				60,439

Medium-Term Notes — 2.2%
American Honda Finance Corporation	1.491%	9/16/04	17,150	17,150	B,E
Credit Suisse First Boston	1.66%	9/7/04	10,000	10,001	B
General Electric Capital Corporation	1.67%	9/15/04	15,000	15,001	B
Wal-Mart Stores, Inc.	1.698%	2/22/05	2,850	2,850	B

Total Medium-Term Notes (Identified Cost — $45,002)				45,002

Repurchase Agreements — 19.7%
The Goldman Sachs Group, Inc.
	1.57%, dated 8/31/04, to be repurchased at $210,009 on 9/1/04 (Collateral: $4,930 Federal Home Loan Bank bonds, 5.375%, due 2/15/07, value $5,225; $100,000 Fannie Mae notes, 5%, due 1/15/07, value $106,389; $100,000 Freddie Mac medium-term notes, 4.85%, due 12/1/09, value $104,463)		210,000	210,000

Annual Report to Shareholders

	Par	Value

Repurchase Agreements — Continued

Lehman Brothers, Inc.
1.57%, dated 8/31/04, to be repurchased at $201,873 on 9/1/04 (Collateral: $150,000 Freddie Mac Discount Notes, due 12/1/04 to 1/11/05, value $149,544; $50,000 Fannie Mae Discount Notes, due 1/7/05, value $49,822; $6,775 Federal Home Loan Bank Bonds, 4.125%, due 11/15/06, value $7,124)	$201,864	$201,864

Total Repurchase Agreements (Identified Cost — $411,864)		411,864

Total Investments, at amortized cost and value — 101.6%		2,120,919
Other Assets Less Liabilities — (1.6)%		(32,627)

Net Assets Applicable to 2,088,293 Shares Outstanding — 100.0%		$2,088,292

Net Asset Value Per Share		$1.00

A	Yankee Bond or Certificate of Deposit — A dollar-denominated bond or certificate of deposit issued in the U.S. by foreign entities.

B	Indexed security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of August 31, 2004.

C	Asset-backed securities — A security which is secured by a pool of assets such as property, mortgages or receivables.

D	Discount Commercial Paper — Commercial paper without periodic interest payments sold at such a discount as to produce a current yield to maturity. The rate shown represents the yield to maturity.

E	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This security represents 0.82% of net assets.

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Legg Mason Cash Reserve Trust

For the Year Ended August 31, 2004
(Amounts in Thousands)

Investment Income:
Interest		$25,293

Expenses:
Management fee	$10,133
Distribution fee	2,182
Audit and legal fees	86
Custodian fee	343
Registration fees	95
Reports to shareholders	102
Transfer agent and shareholder servicing expense	1,774
Trustees’ fees and expenses	40
Other expenses	75

Total expenses		14,830

Net Investment Income		10,463

Net Realized Gain/(Loss) on Investments		(1)

Change in Net Assets Resulting From Operations		$10,462

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Cash Reserve Trust

(Amounts in Thousands)

	For the Years Ended

	8/31/04	8/31/03

Change in Net Assets:
Net investment income	$10,463	$15,965
Net realized gain/(loss) on investments	(1)	(18)

Change in net assets resulting from operations	10,462	15,947
Distributions to shareholders from net investment income	(10,694)	(16,227)
Change in net assets from Trust share transactions	(242,687)	(107,338)

Change in net assets	(242,919)	(107,618)

Net Assets:
Beginning of year	2,331,211	2,438,829

End of year	$2,088,292	$2,331,211

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Legg Mason Cash Reserve Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. Total returns assume that dividends and distributions were reinvested at the time they were paid. This information has been derived from information provided in the financial statements.

	Years Ended August 31,

	2004	2003	2002	2001	2000

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	.005	.01	.02	.05	.05
Distributions from net investment income	(.005)	(.01)	(.02)	(.05)	(.05)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Ratios/supplemental data:
Total return	.49%	.69%	1.56%	4.89%	5.36%
Expenses to average net assets	.67%	.70%	.69%	.67%	.68%
Net investment income to average net assets	.47%	.68%	1.55%	4.74%	5.25%
Net assets, end of year (in millions)	$2,088	$2,331	$2,439	$2,291	$1,950

See notes to financial statements.

Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Cash Reserve Trust

(Amounts in Thousands)

1. Organization and Significant Accounting Policies:

   The Legg Mason Cash Reserve Trust (“Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.
   Preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation

   In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost, so long as the Trust’s Board of Trustees determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At August 31, 2004, $37,747 was payable for securities purchased. There were no unsettled receivables for investments sold.

Investment Income and Dividends to Shareholders

   Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net investment income for dividend purposes consists of interest accrued, plus original issue and market discount earned, less amortization of market premium and accrued expenses. At August 31, 2004, dividends payable of $703 were accrued.

Federal Income Taxes

   No provision for federal income or excise taxes is required since the Trust intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from U.S. generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Cash Reserve Trust — Continued
   Distributions during the years ended August 31, 2004 and 2003, were characterized as follows for tax purposes:

	2004	2003

Ordinary income	$10,694	$16,227

Total distributions	$10,694	$16,227

   The tax basis components of net assets at August 31, 2004, were as follows:

Undistributed ordinary income	$36
Other temporary differences	(18)
Capital loss carryforward	(18)
Paid-in capital	2,088,292

$2,088,292

   The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income purposes. As of August 31, 2004, the Fund had a capital loss carryforward of $18, which expires in 2011.

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Repurchase Agreements:

   The Trust may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Trust’s investment adviser reviews the value of the collateral and

Annual Report to Shareholders

the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

3. Transactions With Affiliates:

   The Trust has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to this agreement, LMFA provides the Trust with management and administrative services, for which the Trust pays a fee at an annual rate ranging from 0.50% of the first $500 million of average daily net assets to 0.40% of average daily net assets in excess of $2 billion. Management fees of $818 were payable to LMFA at August 31, 2004.
   Western Asset Management Company (“Adviser”) serves as investment adviser to the Trust. The Adviser is responsible for the actual investment activity of the Trust. LMFA (not the Trust) pays the Adviser a fee at an annual rate equal to 30% of the management fee received by LMFA.
   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Trust. Legg Mason receives an annual distribution fee of 0.10% of the Trust’s average daily net assets. Distribution and service fees of $175 were payable to Legg Mason at August 31, 2004.
   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Trust’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $689 for the year ended August 31, 2004.
   The Adviser, LMFA, Legg Mason and LMFS are wholly owned subsidiaries of Legg Mason, Inc.

4. Trust Share Transactions:

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At August 31, 2004, net assets consisted of paid-in capital of $2,088,293 and accumulated net realized loss of $1. Since the Trust has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

	Years Ended

	8/31/04	8/31/03

Sold	$6,331,379	$5,554,405
Reinvestment of Distributions	10,076	16,524
Repurchased	(6,584,142)	(5,678,267)

Net Change	$(242,687)	$(107,338)

Annual Report to Shareholders

Additional Information (Unaudited)

Legg Mason Cash Reserve Trust

Ernst and Young, LLP (“E&Y”), Cash Reserve Trust’s independent registered public accounting firm, has completed its annual examination, and audited financial statements for the fiscal year ended August 31, 2004, are included in this report.

While the audit of the Fund’s financial statements was in progress, E&Y learned that two of its retired partners serving on the Board of Directors of Legg Mason, Inc. (the holding company for the Fund’s manager and investment adviser) were continuing to receive certain retirement benefits from E&Y. The retired partners’ receipt of these retirement benefits raised an issue under Securities and Exchange Commission rules governing E&Y’s independence from the Fund. E&Y promptly notified the Fund’s Audit Committee, which consists entirely of Trustees having no relationship to Legg Mason, Inc. or E&Y; and the retired partners terminated the financial arrangement in question. After careful consideration, the Fund’s Audit Committee determined that the retired partners’ relationship with Legg Mason, Inc. did not compromise E&Y’s independence from the Fund or the integrity of the audit.

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Shareholders and Trustees of
Legg Mason Cash Reserve Trust:

   We have audited the accompanying statement of net assets of Legg Mason Cash Reserve Trust (the “Trust”) as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legg Mason Cash Reserve Trust at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
September 27, 2004

Annual Report to Shareholders

Trustees and Officers

   The table below provides information about each of the Trust’s trustees and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each trustee and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

Name, Position(s) and	Number of Legg Mason
Year First Elected With	Funds Overseen and	Principal Occupation(s)
Trust, and Age	Other Directorships	During the Past Five Years

INDEPENDENT TRUSTEES:A

Hearn, Ruby P. Trustee since 2004B Age 64	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President Emerita of The Robert Wood Johnson Foundation since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).

Lehman, Arnold L. Trustee since 1988B Age 60	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Director of The Brooklyn Museum of Art since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).

Masters, Robin J.W. Trustee since 2002B Age 48	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Retired. Director of Bermuda SMARTRISK (non-profit) since 2001. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).

McGovern, Jill E. Trustee since 1989B Age 60	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chief Executive Officer of The Marrow Foundation since 1993. Formerly: Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).

Mehlman, Arthur S. Trustee since 2002B Age 62	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of the Royce Family of Funds (consisting of 21 portfolios).	Retired. Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation and University of Maryland College Park Foundation (non-profits). Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).

Annual Report to Shareholders

Name, Position(s) and	Number of Legg Mason
Year First Elected With	Funds Overseen and	Principal Occupation(s)
Trust, and Age	Other Directorships	During the Past Five Years

O’Brien, G. Peter Trustee since 1999B Age 58	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of the Royce Family of Funds (consisting of 21 portfolios); Director of Renaissance Capital Greenwich Funds; and Director of Technology Investment Capital Corp.	Trustee of Colgate University; President of Hill House, Inc. (residential home care). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

Rowan, S. Ford Trustee since 2002B Age 61	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Consultant, Rowan & Blewitt Inc. (management consulting); Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Santa Fe Institute (scientific research institute) since 1999; Director of Annapolis Center for Science-Based Public Policy since 1995.

Tarola, Robert M. Trustee since 2004B Age 54	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President and Chief Financial Officer of W. R. Grace & Co. (specialty chemicals) since 1999.

INTERESTED TRUSTEES:C

Curley, John F., Jr. Chairman and Trustee since 1988B Age 65	Chairman and Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chairman of the Board of all Legg Mason funds. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated (1982-1998); Director of Legg Mason Fund Adviser, Inc. (1982-1998) and Western Asset Management Company (1986-1998) (each a registered investment adviser).

Fetting, Mark R. President since 2001; Trustee since 2002B Age 49	President and Director/Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of the Royce Family of Funds (consisting of 21 portfolios).	Senior Executive Vice President of Legg Mason, Inc.; Director and/or officer of various Legg Mason affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates; Vice President, T. Rowe Price Group, Inc.

Annual Report to Shareholders

Trustees and Officers — Continued

Name, Position(s) and	Number of Legg Mason
Year First Elected With	Funds Overseen and	Principal Occupation(s)
Trust, and Age	Other Directorships	During the Past Five Years

EXECUTIVE OFFICERS:D

Karpinski, Marie K. Vice President and Treasurer since 1988 B Age 55	Vice President and Treasurer of all Legg Mason funds (consisting of 23 portfolios).	Vice President and Treasurer of all Legg Mason funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc.; Treasurer and Principal Financial and Accounting Officer of Western Asset Funds, Inc.; Pacific American Income Shares, Inc., Western Asset Premier Bond Fund, Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund 2.

Merz, Gregory T. Vice President, Secretary and Chief Legal Officer since 2003B Age 45	Vice President, Secretary and Chief Legal Officer of all Legg Mason funds (consisting of 23 portfolios)	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993- 2002); Senior Associate, Debevoise & Plimpton (1985-1993).

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS

IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,
AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-822-5544
OR ON THE SECURITIES AND EXCHANGE COMMISSION WEBSITE (http://www.sec.gov).

A	Each of the Independent Trustees serves on the standing committees of the Board of Trustees, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Trustees Committee (chair: Arnold Lehman).

B	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

C	Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Trust by virtue of being both employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Trust, and as owners of common stock of Legg Mason, Inc.

D	Officers of the Trust are interested persons (as defined in the 1940 Act).

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc. Baltimore, MD

Investment Adviser

Western Asset Management Company Pasadena, CA

Board of Trustees

John F. Curley, Jr., Chairman Mark R. Fetting, President Ruby P. Hearn Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman G. Peter O’Brien S. Ford Rowan Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer Gregory T. Merz, Vice President, Secretary and Chief Legal Officer Erin K. Morris, Assistant Treasurer

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart LLP Washington, DC

Independent Auditors

Ernst & Young LLP Philadelphia, PA

About the Legg Mason Funds

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Trust uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or without charge through www.leggmasonfunds.com/aboutlmf.

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-018

Item 2 – Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer

(a)	Legg Mason Cash Reserve Trust, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, a copy of which is attached as Exhibit 11(a)(1) to this Form N-CSR.

(b)	Omitted.

(c)	On August, 12, 2004, the Registrant’s Code of Ethics for Principal Executive and Financial Officers was amended. The amended Code is set forth as an exhibit to this filing. A brief description of the amendment is set forth below:

•	The fifth bullet point of Section IV has been revised to clarify that it applies to employment positions.

•	The sixth bullet point of Section IV has been revised to require that Covered Persons report any employment positions they (or a member of their immediate family) hold with a service provider to a fund.

•	Footnote one to the third bullet in Section II has been added. That third bullet of Section II states that a Covered Officer should confer with the Chief Legal Officer if the Covered Officer will serve as director of any public company. There is an exception to the requirement to confer with the Chief Legal Officer if the directorship is of the Legg Mason Funds or their investment advisers or any affiliated person thereof. Footnote one clarifies that the exception does not apply to a company that is affiliated with a fund because the fund owns 5% of the company’s stock, or because the company owns more than 5% of the fund’s stock and the company is not part of the Legg Mason complex.

(d)	Not applicable.

(e)	Not applicable.

Item 3 – Audit Committee Financial Expert

The directors of the Registrant determined that its board has at least one audit committee financial expert serving on its Audit Committee.

Mr. Arthur S. Mehlman is the Audit Committee financial expert. He is “independent.”

Item 4 – Principal Accountant Fees and Services

(a)	Audit Fees

Fiscal Year Ended August 31, 2003 — $32,200 Fiscal Year Ended August 31, 2004 — $32,200

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item (a) above.

Ernst & Young LLP did not bill fees for assurance and related services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

Fiscal Year Ended August 31, 2003 — $3,100 Fiscal Year Ended August 31, 2004 — $3,250

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

Ernst & Young LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant by Ernst & Young LLP during either of the last two fiscal years in addition to those disclosed in items (a) or (c) above.

Ernst & Young LLP did not bill fees for services not included in Items 4(a) or (c) above that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1) The Audit Committee’s only policy is delegation to its Chairperson of the authority to pre-approve items that require a decision prior to the next meeting of the Committee.

(2) None

Ernst & Young LLP did not bill fees for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	Not applicable.

(g)	None

(h)	Not applicable since no such services were rendered.

Item 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the annual report.

Item 7 – Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies

Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

Item 10 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11 – Exhibits

(a)		File the exhibits listed below as part of this Form.

(a)	(1)	The Registrant’s code of ethics applicable to registrant’s principal executive officer and principal financial officer is attached hereto.

(a)	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)	(3)	Not applicable.

(b)		Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Cash Reserve Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Cash Reserve Trust, Inc.

Date: 11/15/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Cash Reserve Trust, Inc.

Date: 11/15/04

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer
Legg Mason Cash Reserve Trust, Inc.
Date: 11/15/04